Loans	12 Months Ended
Dec. 31, 2016
Loans
Loans

(3) Loans

A summary of loans, by loan type at December 31, 2016 and 2015 is as follows:

	December 31,	December 31,
	2016	2015
	(Dollars in Thousands)
Commercial, financial and agricultural	$2,993,203	$3,101,748
Real estate - mortgage	1,032,222	962,582
Real estate - construction	1,716,875	1,649,827
Consumer	55,168	57,744
Foreign	167,220	179,013
Total loans	$5,964,688	$5,950,914